Exhibit 99.1

World Omni Auto Receivables Trust 2017-B
Monthly Servicer Certificate
May 31, 2018

Dates Covered
Collections Period	05/01/18 - 05/31/18
Interest Accrual Period	05/15/18 - 06/14/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/18	515,977,632.45	23,152
Yield Supplement Overcollateralization Amount 04/30/18	27,052,766.71	0
Receivables Balance 04/30/18	543,030,399.16	23,152
Principal Payments	17,427,199.00	363
Defaulted Receivables	833,060.82	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/18	25,878,394.05	0
Pool Balance at 05/31/18	498,891,745.29	22,755

Pool Statistics	$ Amount	# of Accounts
Pool Factor	74.46%
Prepayment ABS Speed	1.52%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	3,229,929.36	137
Past Due 61-90 days	909,906.02	41
Past Due 91-120 days	75,399.62	8
Past Due 121+ days	0.00	0
Total	4,215,235.00	186

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.80%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.19%
Delinquency Trigger Occurred	NO

Recoveries	553,548.25
Aggregate Net Losses/(Gains) - May 2018	279,512.57
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.62%
Prior Net Losses Ratio	0.73%
Second Prior Net Losses Ratio	1.05%
Third Prior Net Losses Ratio	0.55%
Four Month Average	0.74%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.48%

Overcollateralization Target Amount	10,227,280.78
Actual Overcollateralization	10,227,280.78
Weighted Average APR	3.36%
Weighted Average APR, Yield Adjusted	5.56%
Weighted Average Remaining Term	58.02

Flow of Funds	$ Amount

Collections	19,470,263.49
Investment Earnings on Cash Accounts	26,703.74
Servicing Fee	(452,525.33)
Transfer to Collection Account	0.00
Available Funds	19,044,441.90

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	797,270.22
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	6,508,345.69
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,227,280.78
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,488,536.46

Total Distributions of Available Funds	19,044,441.90

Servicing Fee	452,525.33
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 05/15/18	505,400,090.98
Principal Paid	16,735,626.47
Note Balance @ 06/15/18	488,664,464.51

Class A-1
Note Balance @ 05/15/18	0.00
Principal Paid	0.00
Note Balance @ 06/15/18	0.00
Note Factor @ 06/15/18	0.0000000%

Class A-2a
Note Balance @ 05/15/18	106,360,045.49
Principal Paid	8,367,813.24
Note Balance @ 06/15/18	97,992,232.25
Note Factor @ 06/15/18	78.3937858%

Class A-2b
Note Balance @ 05/15/18	106,360,045.49
Principal Paid	8,367,813.23
Note Balance @ 06/15/18	97,992,232.26
Note Factor @ 06/15/18	78.3937858%

Class A-3
Note Balance @ 05/15/18	229,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	229,000,000.00
Note Factor @ 06/15/18	100.0000000%

Class A-4
Note Balance @ 05/15/18	52,030,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	52,030,000.00
Note Factor @ 06/15/18	100.0000000%

Class B
Note Balance @ 05/15/18	11,650,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	11,650,000.00
Note Factor @ 06/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	820,278.97
Total Principal Paid	16,735,626.47
Total Paid	17,555,905.44

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	142,699.73
Principal Paid	8,367,813.24
Total Paid to A-2a Holders	8,510,512.97

Class A-2b
One-Month Libor	1.91871%
Coupon	2.01871%
Interest Paid	184,889.24
Principal Paid	8,367,813.23
Total Paid to A-2b Holders	8,552,702.47

Class A-3
Coupon	1.95000%
Interest Paid	372,125.00
Principal Paid	0.00
Total Paid to A-3 Holders	372,125.00

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.2415677
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.3309113
Total Distribution Amount	26.5724790

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.1415978
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	66.9425059
Total A-2a Distribution Amount	68.0841037

A-2b Interest Distribution Amount	1.4791139
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	66.9425058
Total A-2b Distribution Amount	68.4216197

A-3 Interest Distribution Amount	1.6250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6250000

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	388.89
Noteholders' Principal Distributable Amount	611.11

Account Balances	$ Amount

Reserve Account
Balance as of 05/15/18	1,664,191.04
Investment Earnings	2,328.30
Investment Earnings Paid	(2,328.30)
Deposit/(Withdrawal)	-
Balance as of 06/15/18	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04